Reinsurance - Additional Information (Detail) $ / Person in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2013 $ / Person	Dec. 31, 2016 USD ($) $ / Person	Dec. 31, 2015 USD ($) $ / Person	Dec. 31, 2014 USD ($)
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%	90.00%
Maximum coverage per life before ceded | $ / Person	250	2,000	2,000
Reinsurance recoverables		$ 248,073	$ 253,669
Interest credited to contract holder funds ceded		4,770	4,545	$ 5,158
Gross life insurance in force		41,530,000
Life insurance in force ceded to affiliated reinsurers		544,100
Life insurance in force ceded to unaffiliated reinsurers		8,760,000
Ceded premium related to structured settlement annuities		11,788	12,362	12,782
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		3,400	3,400	3,400
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		179,900	185,400
Premiums and contract charges ceded		5,800	7,100	8,200
Contract benefits ceded		(400)	1,400	1,400
Interest credited to contract holder funds ceded		4,800	4,500	5,200
Operating costs and expenses ceded		1,100	1,100	$ 1,300
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 162	$ 114